Fair Value (Detail) (USD $)	12 Months Ended
	Dec. 31, 2013 Security	Dec. 31, 2012	Sep. 30, 2014
Assets measured on recurring basis [Abstract]
Securities available for sale measured at fair value	$ 484,211,000	$ 600,300,000	$ 518,614,000
Assets measured on a nonrecurring basis [Abstract]
Principal payment on agency bonds	43,500,000	900,000
Fair value assets transfers to Level 1	0
Fair value asset transfers from Level 1 to Level 2	10,000,000
Fair value number of asset transfers from Level 1 to Level 2	1
Reconciliation assets measured at fair value on a recurring basis using unobservable inputs (Level 3) [Roll Forward]
Balance, beginning of year	6,707,000	7,516,000
Total gains or losses (realized/unrealized) [Abstract]
Included in earnings	0	0
Included in other comprehensive income	0	0
Purchases, sales, issuances and settlements, net	(873,000)	(873,000)
Transfers in and/or out of Level 3		64,000
Balance as of end of year	5,834,000	6,707,000
Recurring Basis [Member]
Assets measured on recurring basis [Abstract]
Securities available for sale measured at fair value	484,211,000	600,300,000	518,614,000
Recurring Basis [Member] | Level 1: Quoted Prices in Active Markets For Identical Assets [Member]
Assets measured on recurring basis [Abstract]
Securities available for sale measured at fair value	36,492,000	20,522,000	500,000
Recurring Basis [Member] | Level 2: Significant Other Observable Inputs [Member]
Assets measured on recurring basis [Abstract]
Securities available for sale measured at fair value	441,885,000	573,071,000	509,904,000
Recurring Basis [Member] | Level 3: Significant Unobservable Inputs [Member]
Assets measured on recurring basis [Abstract]
Securities available for sale measured at fair value	5,834,000	6,707,000	8,210,000
Non-Recurring Basis [Member]
Assets measured on a nonrecurring basis [Abstract]
Impaired loans measured at fair value	24,105,000	35,873,000	15,000,000
Other real estate owned measured at fair value	3,357,000	2,394,000	1,985,000
Non-Recurring Basis [Member] | Level 1: Quoted Prices in Active Markets For Identical Assets [Member]
Assets measured on a nonrecurring basis [Abstract]
Impaired loans measured at fair value	0		0
Other real estate owned measured at fair value	0		0
Non-Recurring Basis [Member] | Level 2: Significant Other Observable Inputs [Member]
Assets measured on a nonrecurring basis [Abstract]
Impaired loans measured at fair value	9,282,000	8,563,000	2,646,000
Other real estate owned measured at fair value	3,357,000	2,394,000	1,985,000
Non-Recurring Basis [Member] | Level 3: Significant Unobservable Inputs [Member]
Assets measured on a nonrecurring basis [Abstract]
Impaired loans measured at fair value	14,823,000	27,310,000	12,354,000
Other real estate owned measured at fair value	$ 0		$ 0